To the Board of Directors of
The Flag Investors Funds,
Total Return U.S. Treasury Fund,
Managed Municipal Fund, and
Alex. Brown Cash Reserve Fund

      We have examined the accompanying description of the methodology and procedures as of November 30, 1995 of The Flag Investors Funds, Total Return U.S. Treasury Fund, Managed Municipal Fund, and Alex. Brown Cash Reserve Fund (the "Funds") used in the multi-class distribution for allocation of income, expenses, realized and unrealized gains and losses and calculation of the net asset value and dividends and distributions with respect to the various classes of shares for each of the funds listed on Exhibit I (the Funds). Our examination included procedures to obtain reasonable assurance about whether (1) the accompanying description presents fairly, in all material respects, the policies and procedures that may be relevant to a user fund's internal control structure, (2) the control structure policies and
procedures  included in the description are suitably   designed  to  achieve
the  control   objectives   specified  in  the description,  if those policies
and procedures are complied with satisfactorily, and (3) such policies and procedures had been placed in operation as of November 30, 1995. The control objectives were specified by the Funds. Our examination was performed in accordance with standards established by the American Institute of Certified Public Accountants and included those procedures we considered necessary in the circumstances to obtain a reasonable basis for rendering our opinion.

      In our opinion, the accompanying description of the aforementioned application presents fairly, in all material respects, the relevant aspects of the funds' policies and procedures that had been placed in operation as of November 30, 1995. Also, in our opinion, the control structure policies and procedures, as described, are suitably designed to provide reasonable assurance that the specified control objectives would be achieved if the described control structure policies and procedures were complied with satisfactorily.

      In addition to the procedures we considered necessary to render our opinion as expressed in the previous paragraph, we applied tests to specific
policies and procedures,   described   in  Exhibit  II,  to  obtain   evidence
about  their effectiveness  in meeting  the control  objectives,  described  in
Exhibit III, during the period from December 1, 1994 to November 30, 1995. In our opinion the policies and procedures that were tested, as described in Exhibits II and III, were operating with sufficient effectiveness to provide reasonable, but not absolute, assurance that the control objectives were achieved during the period from December 1, 1994 to November 30, 1995. However, the scope of our engagement did not include tests to determine whether control objectives, described in Exhibit III, and not tested in Exhibit II were achieved; accordingly, we express no opinion on the achievement of control objectives listed in Exhibit III and not tested in Exhibit II.

      The description of policies and procedures for the multi-class distribution for the funds is as of November 30, 1995, and information about tests of the operating effectiveness of specified policies and procedures covers the period from December 1, 1994 to November 30, 1995. Any projection of such information to the future is subject to the risk that, because of change, the description may no longer portray the system in existence. The potential effectiveness of specified policies and procedures
is subject to  inherent  limitations  and, accordingly,   errors  or
irregularities   may  occur  and  not  be  detected. Furthermore, the projection of any conclusions, based on our findings, to future periods is subject to the risk that changes may alter the validity of such conclusions.

      This report is intended solely for use by management of the Funds and for the Securities and Exchange Commission and should not be used for any other purpose.

COOPERS & LYBRAND L.L.P.



Philadelphia, Pennsylvania
February 2, 1996

                                                           EXHIBIT I

                      ALEX. BROWN CASH RESERVE FUND, INC.
                   FLAG INVESTORS TELEPHONE INCOME FUND, INC.
                    FLAG INVESTORS INTERNATIONAL FUND, INC.
                     TOTAL RETURN U.S. TREASURY FUND, INC.
                   FLAG INVESTORS EMERGING GROWTH FUND, INC.
                          MANAGED MUNICIPAL FUND, INC.
               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.
                    FLAG INVESTORS VALUE BUILDER FUND, INC.
        FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND, INC.
                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                   FLAG INVESTORS EQUITY PARTNERS FUND, INC.

                                                           EXHIBIT II

           TESTING COMPLIANCE WITH METHODOLOGY AND CONTROL PROCEDURES
          RELATING TO FLAG INVESTORS FUNDS, TOTAL RETURN U.S. TREASURY
        FUND, MANAGED MUNICIPAL FUND,  AND ALEX. BROWN CASH RESERVE FUND
              MULTI-CLASS DAILY NET INCOME DISTRIBUTION WORKSHEETS
           FOR THE PERIOD FROM DECEMBER 1, 1994 TO NOVEMBER 30, 1995

Audit Procedures

The following procedures were performed with respect to the Daily Net Income Distribution Worksheets. For selected days during the period December 1, 1994 to November 30, 1995 compliance with the control procedures was tested. Our performance of the following audit procedures did not include any exceptions.

(bullet) Agreed the prior days' total net assets for each class to the previous days' worksheets for all funds

(bullet) Agreed outstanding shares to the Portfolio Accounting System for each class of shares

(bullet) Recalculated the current day's adjusted net assets (which is the basis for determining allocation percentage for each class of shares) by adding the capital share activity for the day to the prior day's total net assets

(bullet) Recalculated the percentage of net assets by class for each class of shares by dividing the respective class's ending net assets by the total fund's ending net assets

(bullet) Recalculated the allocation of gross income, expenses, realized and unrealized gains and losses for each class of shares and traced and agreed allocations to class level trial balances

(bullet) Recalculated the distribution fee based on a percentage of net assets as specified in the prospectus

(bullet) Recalculated dividends and distributions for each class of shares for each of the funds tested

(bullet) Reviewed overall fund expense ratios for reasonableness by class of shares

                                                           EXHIBIT III

II. The Methodology and Control Procedures for Calculating the Net Asset Value, Dividends and Distributions Payable of the Various Classes of Shares and the Allocation of Investment Income, Expenses and Realized and Unrealized Capital Gains (Losses) Among the Various Classes of:

                      ALEX. BROWN CASH RESERVE FUND, INC.
                   FLAG INVESTORS TELEPHONE INCOME FUND, INC.
                    FLAG INVESTORS INTERNATIONAL FUND, INC.
                     TOTAL RETURN U.S. TREASURY FUND, INC.
                   FLAG INVESTORS EMERGING GROWTH FUND, INC.
                          MANAGED MUNICIPAL FUND, INC.
               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.
                    FLAG INVESTORS VALUE BUILDER FUND, INC.
        FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND, INC.
                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                   FLAG INVESTORS EQUITY PARTNERS FUND, INC.